Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 78,294	¥ 33,791
Other derivatives not designated as hedging instruments assets at fair value	1,356	3,017
Derivative assets	79,650	36,808
Derivative instruments in hedges, liabilities, at fair value	3,698	2,049
Other derivatives not designated as hedging instruments liabilities at fair value	1,385	1,171
Derivative liabilities	5,083	3,220
Forward Exchange Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	1,437	382
Other derivatives not designated as hedging instruments assets at fair value	879	579
Forward Exchange Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	219
Other derivatives not designated as hedging instruments assets at fair value	2	88
Forward Exchange Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	1	13
Other derivatives not designated as hedging instruments liabilities at fair value	469	473
Forward Exchange Contracts | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	284	35
Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value		60
Other derivatives not designated as hedging instruments assets at fair value	0
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	1	604
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	125	26
Other derivatives not designated as hedging instruments liabilities at fair value	211	124
Interest Rate Swap Agreements | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	2,795	1,439
Other derivatives not designated as hedging instruments liabilities at fair value	196	454
Currency Swap Agreement
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	76,638	33,349
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value		1,456
Currency Swap Agreement | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	777	571
Currency Option Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value		8
Currency Option Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	474	282
Currency Option Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value		11
Currency Option Agreements | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	80	¥ 74
Forward Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 145